Stockholders’ Equity (Details Narrative) $ / shares in Units, $ in Millions				1 Months Ended	6 Months Ended
	Jul. 15, 2021 $ / shares shares	Mar. 26, 2021 USD ($)	Mar. 16, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Jun. 30, 2021 ₪ / shares shares	Dec. 31, 2020 ₪ / shares
Entity Listings [Line Items]
Ordinary shares, price per share | ₪ / shares					₪ 0.01	₪ 0.01
Underwriting Agreement [Member] | Cantor Fitzgerald & Co [Member]
Entity Listings [Line Items]
Number of shares issued during period				2,197,803,000
Share issued, price per share | $ / shares				$ 4.3258
Proceeds from public offering | $				$ 9.3
ATM Program [Member]
Entity Listings [Line Items]
Number of shares sold during period				1,541,400
Proceeds from sale of stock | $				$ 8.1
Sales Agreement [Member] | Cantor Fitzgerald & Co. and Canaccord Genuity LLC [Member] | Maximum [Member]
Entity Listings [Line Items]
Proceeds from public offering | $		$ 50.0
Office Holders [Member] | Exercised of Options [Member]
Entity Listings [Line Items]
Number of shares issued during period					18,736
Ordinary shares, price per share | ₪ / shares					₪ 0.01
Shares value, description					total amount of less than $1 thousand
Employee and Consultant [Member]
Entity Listings [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price | $ / shares			$ 4.16
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term			10 years
Stock Issued During Period, Value, Stock Options Exercised | $			$ 0.1
Non-Management Directors [Member] | Subsequent Event [Member]
Entity Listings [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	100,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price | $ / shares	$ 3.10
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	10 years